Deferred Income Tax Assets and Liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets and Liabilities
Losses carryforward (Non-U.S.)	$ 7,049	$ 5,938
Product warranties and other reserves	9,768	8,095
Property, plant and equipment	6,235	7,183
Bonus accrual	820	481
Other accruals	3,896	2,728
Deductible temporary difference related to revenue recognition	1,640	1,500
Others	3,733	3,210
Total deferred tax assets	33,141	29,135
Less: Valuation allowance	(12,877)	(11,678)	$ (18,981)	$ (23,270)
Total deferred tax assets, net of valuation allowance	20,264	17,457
Deferred withholding tax for dividend distribution from PRC subsidiaries (Note 21)	3,864	3,885
Other taxable temporary differences	3,754	2,709
Total deferred tax liabilities	$ 7,618	$ 6,594